Trade accounts receivables	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Disclosure of trade and other receivables [text block]
7 TRADE ACCOUNTS RECEIVABLE
7.1 Breakdown of balances

	12/31/2025	12/31/2024
Domestic customers
Third parties	1,918,437	1,989,455
Related parties (Note 11.1) (1)	68,209	83,343

Foreign customers
Third parties	4,705,509	7,090,160
Related parties (Note 11.1)		202

Expected credit losses (ECL)	(131,548)	(30,300)
	6,560,607	9,132,860
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.
The Company carries out factoring transactions for certain customer receivables where it transfers the control of all risks and rewards related to these receivables to the counterparty, so these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity which can be discontinued at any time without significant impacts on the Company's operation and is therefore classified as a financial asset measured at amortized cost. The decision to assign the receivables is continuously reassessed based on market conditions and the Company's cash flow strategy, meaning that the volume of discounts may vary over time. The impact of these factoring transactions on the accounts receivable as of December 31, 2025, was R$6,616,450 (R$6,821,539 as of December 31, 2024).
7.2 Breakdown of trade accounts receivable by maturity

	12/31/2025	12/31/2024
Current	5,794,713	8,216,570
Overdue
Up to 30 days	465,967	682,142
From 31 to 60 days	89,398	134,674
From 61 to 90 days	44,305	38,187
From 91 to 120 days	21,225	17,701
From 121 to 180 days	45,072	12,402
From 181 days	99,927	31,184
	6,560,607	9,132,860
7.3 Roll-forward of expected credit losses

	12/31/2025	12/31/2024
Opening balance	(30,300)	(31,962)
(Provisions)/Reversals, net	(119,417)	(2,585)
Write-offs	16,937	5,790
Exchange rate variations	1,232	(1,543)
Closing balance	(131,548)	(30,300)
The Company maintains guarantees for overdue receivables as part of its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy.
7.4 Main customers
As of December 31, 2025, the Company has 1 (one) customer responsible for 11.05% of the net sales of pulp operating segment and 1 (one) customer responsible for 12.45% of the net sales of the paper operating segment. As of December 31, 2024 the Company did not have any customer responsible for more than 10.00% or more of the net sales of pulp operating segment or paper operating segment. As of December 31, 2023 the Company had 1 (one) customer responsible for 10.27% of the net sales of pulp operating segment and no main customer for 10.00% or more of the paper operating segment.